OTHER OPERATING INCOME, NET - Summary of Details of Other income (expenses), net (Detail) (Parenthetical) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Rumo Malha Paulista S.A. [member]
Other Operating Income and Expense Net [Line items]
Impairment loss	R$ 182,041
Rota 4 Participações S.A. [member]
Other Operating Income and Expense Net [Line items]
Impairment loss	R$ 6,155